UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6	☒
(Check appropriate box or boxes)

BENNETT GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

1400 K Street, N.W., Suite 501

Washington, DC 20005

(Address of Principal Executive Offices) (Zip Code)

(866) 286-2268

(Registrant’s Telephone Number, including Area Code)

Dawn J. Bennett,

1400 K. Street, NW, Suite 501,

Washington DC 20005

(Name and Address of Agent for Service of Process)

With Copies to:

Jonathan M. Kopcsik, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Murray L. Simpson, Esq. O’Melveny & Myers LLP 2765 Sand Hill Road Menlo Park, CA 94025

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on (date) pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, BENNET GROUP MASTER FUNDS has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, DC on the 6th day of June, 2011.

BENNETT GROUP MASTER FUNDS

By: /s/ Dawn J. Bennett

Dawn J. Bennett

President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities listed below with regard to Bennett Group Master Funds and on the dates indicated:

Signature	Title	Date

/s/ Dawn J. Bennett Dawn J. Bennett	Trustee and President	June 6, 2011

/s/ Stuart W. Rogers Stuart W. Rogers	Treasurer and Secretary	June 6, 2011

David G. Chrencik* David G. Chrencik	Trustee	June 6, 2011

Stephen Bosworth* Stephen Bosworth	Trustee	June 6, 2011

Ronald E. Toupin, Jr.* Ronald E. Toupin, Jr.	Trustee	June 6, 2011

* By: /s/ Stuart W. Rogers Stuart W. Rogers
Attorney-in-Fact (Pursuant to a Power of Attorney previously filed and incorporated by reference)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Washington, DC on the 6th day of June, 2011.

BENNETT GROUP OF FUNDS

By: /s/ Dawn J. Bennett

Dawn J. Bennett

President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dawn J. Bennett Dawn J. Bennett	Trustee and President	June 6, 2011

/s/ Stuart W. Rogers Stuart W. Rogers	Treasurer and Secretary	June 6, 2011

David G. Chrencik* David G. Chrencik	Trustee	June 6, 2011

Stephen Bosworth* Stephen Bosworth	Trustee	June 6, 2011

Ronald E. Toupin, Jr.* Ronald E. Toupin, Jr.	Trustee	June 6, 2011

* By: /s/ Stuart W. Rogers Stuart W. Rogers
Attorney-in-Fact (Pursuant to a Power of Attorney previously filed and incorporated by reference)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, BENNETT CONSERVATIVE CAYMAN SERIES, BENNETT MODERATE CAYMAN SERIES, BENNETT GROWTH CAYMAN SERIES, and BENNETT AGGRESSIVE GROWTH CAYMAN SERIES (the “Cayman Series”) have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in Washington, DC on the 6th day of June, 2011.

By: /s/ Dawn J. Bennett

Dawn J. Bennett

President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities listed below with regard to the Cayman Series and on the dates indicated.

Signature	Title	Date

/s/ Dawn J. Bennett Dawn J. Bennett	Trustee and President	June 6, 2011

/s/ Stuart W. Rogers Stuart W. Rogers	Treasurer and Secretary	June 6, 2011

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase